Condensed Unconsolidated Financial Information - Summary of Provisions (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Non current provisions	$ 161,095,990	$ 120,683,488	$ 107,435,794
Labor and social security [member]
Disclosure of other provisions [line items]
Non current provisions	44,184,248	29,256,783	19,874,101
Environmental restoration [member]
Disclosure of other provisions [line items]
Non current provisions	80,602,101	59,616,013	53,538,707
Civil and others [member]
Disclosure of other provisions [line items]
Non current provisions	36,309,641	31,810,692	$ 34,022,986
Loma Negra C.I.A.S.A. [member]
Disclosure of other provisions [line items]
Non current provisions	128,838,045	98,860,518
Loma Negra C.I.A.S.A. [member] | Labor and social security [member]
Disclosure of other provisions [line items]
Non current provisions	38,881,287	23,822,356
Loma Negra C.I.A.S.A. [member] | Environmental restoration [member]
Disclosure of other provisions [line items]
Non current provisions	80,602,101	59,616,013
Loma Negra C.I.A.S.A. [member] | Civil and others [member]
Disclosure of other provisions [line items]
Non current provisions	$ 9,354,657	$ 15,422,149